CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Current assets:
Cash and cash equivalents	$ 14,371	$ 15,192
Time deposits maturing over three months	371	2,190
Time deposits maturing over twelve months - current portion		3,129
Marketable securities (note 3)	24,446	17,282
Accounts receivable, less allowances for doubtful accounts of $270 and $658 at March 31, 2018 and 2019, respectively	15,734	15,912
Inventories (note 4)	13,030	12,933
Prepaid expenses and other current assets (note 5)	2,006	2,267
Total current assets	69,958	68,905
Property, plant and equipment, net (note 6)	30,211	31,494
Goodwill (note 2)
Total assets	100,169	100,399
Current liabilities:
Accounts payable	6,253	8,596
Accrued payroll and employee benefits	5,676	5,566
Customer deposits	1,298	1,707
Other accrued liabilities (note 7)	1,662	1,873
Income taxes payable	657	603
Total current liabilities	15,546	18,345
Deferred income tax liabilities (note 8)	659	775
Total liabilities	16,205	19,120
Commitments and contingencies (note 9)
Shareholders' equity:
Common shares nil par value; authorized 30,000,000 shares; 17,031,810 shares issued as of March 31, 2018 and 2019; 15,885,239 shares outstanding as of March 31, 2018 and 2019	53,063	53,063
Treasury stock at cost; 1,146,571 and 1,146,571 shares as of March 31, 2018 and 2019 (note 12)	(2,821)	(2,821)
Additional paid-in capital	8,005	8,005
Accumulated other comprehensive income	5,316	5,316
Retained earnings	20,401	17,716
Total shareholders' equity	83,964	81,279
Total liabilities and shareholders' equity	$ 100,169	$ 100,399